Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of borrowings

	2021	2020
	$’000	$’000
Current
Borrowings	170	—

Non-current
Borrowings	16,732	—
Total	16,902	—